CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED INCOME STATEMENT
Service revenues	$ 9,105	$ 8,553	$ 9,313
Sale of equipment and accessories	244	184	190
Other revenues	125	148	103
Total operating revenues	9,474	8,885	9,606
Service costs	(1,879)	(1,769)	(1,937)
Cost of equipment and accessories	(260)	(216)	(231)
Selling, general and administrative expenses	(3,748)	(3,668)	(4,563)
Depreciation	(1,454)	(1,439)	(1,550)
Amortization	(537)	(497)	(517)
Impairment loss	(66)	(192)	(245)
Loss on disposals of non-current assets	(24)	(20)	(39)
Total operating expenses	(7,968)	(7,801)	(9,082)
Operating profit	1,506	1,084	524
Finance costs	(935)	(830)	(829)
Finance income	95	69	52
Other non-operating losses, net	(97)	(82)	(42)
Share of (loss) / profit of joint ventures and associates	(412)	48	14
Impairment of joint ventures and associates	(110)	(99)
Net foreign exchange (loss) / gain	(71)	157	(314)
(Loss) / profit before tax	(24)	347	(595)
Income tax expense	(472)	(635)	(220)
Loss for the year from continuing operations	(496)	(288)	(815)
Profit after tax for the period from discontinued operations		920	262
Gain on disposal of discontinued operations, net of tax		1,788
Profit for the period from discontinued operations		2,708	262
(Loss) / profit for the period	(496)	2,420	(553)
The owners of the parent (continuing operations)	(483)	(380)	(917)
The owners of the parent (discontinued operations)		2,708	262
Non-controlling interest	$ (13)	$ 92	$ 102
Earnings / loss per share
Basic and diluted from continuing operations	$ (0.28)	$ (0.22)	$ (0.52)
Basic and diluted from discontinued operations	0.00	1.55	0.15
Basic and diluted for (loss) / profit attributable to ordinary equity holders of the parent	$ (0.28)	$ 1.33	$ (0.37)